Commitments - Summary of undiscounted lease commitments (Details)	Nov. 30, 2024 CAD ($)
2025
Commitments
Undiscounted lease commitments	$ 56,040
2026
Commitments
Undiscounted lease commitments	169,241
2027
Commitments
Undiscounted lease commitments	172,626
2028 and thereafter
Commitments
Undiscounted lease commitments	$ 476,990